Information about Financing Receivables Modified as Troubled Debt Restructurings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Modifications [Line Items]
Recorded Investment	¥ 452	¥ 622	¥ 475
Consumer Loan
Financing Receivable, Modifications [Line Items]
Recorded Investment	122	57	383
Consumer Housing loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	27	18	369
Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	62	31	12
Other Consumer Loan
Financing Receivable, Modifications [Line Items]
Recorded Investment	33	8	2
Corporate Loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	330	565	92
Other
Financing Receivable, Modifications [Line Items]
Recorded Investment	¥ 330	26	¥ 92
Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Recorded Investment		497
Real estate companies
Financing Receivable, Modifications [Line Items]
Recorded Investment		¥ 42